Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.19

TPR Firm:	XXX	Report Date:	XXX
Client Name:	XXX	Report:	XXX
Deal Name:	XXX	Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
XXX	2024090703		XXX	Mega Capital Flow XXX	Loan Type	the 1003Page	DSCR	Conventional
XXX	2024090703		XXX	Mega Capital Flow XXX	Originator QM Status	diligenceFinalLookPage	ATR/QM: XXX	Non-QM: Lender documented all XXX UW factors